8. STOCK OPTIONS AND WARRANTS: Schedule of weighted average assumptions used to estimate the fair value of finder's warrants (Details)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Details
Fair Value of Finder's Warrants, Risk-free interest rate	1.09%	1.58%
Fair Value of Finder's Warrants, Expected Life	2 years	1 year
Fair Value of Finder's Warrants, Expected volatility	120.96%	110.77%
Fair Value of Finder's Warrants, Expected dividend yield	0.00%	0.00%